Income taxes	12 Months Ended
Dec. 31, 2019
Major Components Of Tax Expense Income [Abstract]
Income taxes
26.	Income taxes

The income tax recovery reported in the consolidated statement of operations for the years ended December 31, 2019, 2018 and 2017 are as follows:

	2019	2018	2017
Current income taxes	$(348)	$(5,822)	$(2,691)
Deferred income taxes	111	(13,815)	(11,611)
Income tax recovery from continuing operations	(237)	(19,637)	(14,302)
Income taxes from discontinued operations (note 5)	41	(382)	(450)
Total income tax recovery	$(196)	$(20,019)	$(14,752)

The following table provides a reconciliation of the income tax recovery calculated at the combined statutory income tax rate to the income tax recovery for both continuing and discontinued operations, recognized in the consolidated statements of operations:

	2019	2018	2017
Net loss before tax from continuing operations	$(234,461)	$(259,465)	$(136,252)
Net income before tax from discontinued operations	27,512	1,550	1,464
Combined Canadian statutory income tax rate	26.6%	26.7%	26.8%
Income tax at combined income tax rate	(55,048)	(68,863)	(36,123)

Increase (decrease) in income taxes resulting from:
Unrecorded potential tax benefit arising from current-period losses and other deductible temporary differences	31,962	29,693	35,568
Effect of tax rate differences in foreign subsidiaries	4,989	4,481	(2,513)
Non-deductible or taxable items	(696)	6,074	(1,132)
Change in tax rate	1,609	242	(6,175)
Write off of previously recognized tax losses	-	22,415	-
Non-deductible loss (taxable gain) on debt renegociation	24,572	(8,784)	-
Recognition of previous years unrecognized deferred tax assets	-	-	(1,221)
Research and development tax credit	(740)	(5,072)	(4,193)
Foreign withholding tax	-	-	1,039
Non-taxable gain on disposition of subsidiary (note 5)	(6,903)	-	-
Other	59	(205)	(2)
Income tax recovery	$(196)	$(20,019)	$(14,752)

The following table presents the nature of the deferred tax assets and liabilities that make up the deferred tax assets and deferred tax liabilities balance at December 31, 2019 and 2018.

	Intangible assets	R&D expenses	Losses	Other	Total
As at January 1, 2018 Deferred tax liabilities	$27,481	$(938)	$(12,160)	$21	$14,404
Charged (credited) to profit or loss	(27,481)	320	13,356	(9)	(13,814)
Charged (credited) to profit and loss (foreign exchange)	-	-	(1,196)	-	(1,196)
As at December 31, 2018 Deferred tax assets	$-	$(618)	$-	$12	$(606)
Charged (credited) to profit and loss	-	111	-	(24)	87
Derecognized - discontinued operations (note 5)	-	-	-	12	12
As at December 31, 2019 - Deferred tax assets	$-	$(507)	$-	-	$(507)

Available temporary differences not recognized at December 31, 2019 and 2018 are as follows:

	2019	2018
Tax losses (non-capital)	$416,816	$461,123
Tax losses (capital)	-	36,951
Unused research and development expenses	115,491	86,255
Undeducted financing expenses	21,258	19,007
Interest expenses carried forward	5,358	7,433
Trade and other payable	4,022	1,579
Capital assets	4,673	1,753
Intangible assets	81,899	88,980
Start-up expense	4,569	4,290
Unrealized loss on exchange rate	6,612	-
Other	938	1,252
	$661,636	$708,623

At December 31, 2019, the Company has non-capital losses of $425,592 of which $416,816 are available to reduce future taxable income for which the benefits have not been recognized. These losses expire at various dates from 2027 to 2039 (except for the non-capital losses in the U.K. and U.S. losses that arose after 2017 which do not expire). The Company had capital losses of $36,951 which are no longer available since the refinancing transaction of April 23, 2019. At December 31, 2019, the Company also has unused research and development expenses of $117,403 of which $115,491 are available to reduce future taxable income for which the benefits have not been recognized. These deductible expenses can be carried forward indefinitely.

At December 31, 2019, the Company also had unused federal tax credits available to reduce future income tax in the amount of $10,800 expiring between 2023 and 2039. Those credits have not been recorded and no deferred income tax assets have been recognized in respect to those tax credits. Credits in an amount of $1,268 was recorded in the current taxation year to shelter an income tax expense for prior taxation years as well as the current year.

The unused non-capital losses expire as indicated in the table below:

	Canada		Foreign
At December 31, 2019	Federal	Provincial	Countries
Losses carried forward expiring in:
2027	$3,510	$3,495	$4,877
2028	-	-	5,645
2029	76	76	2,716
2030	977	977	5,487
2031	855	855	6,518
2032	4,215	3,975	-
2033	8,761	8,261	-
2034	9,156	10,667	2,592
2035	30,273	22,668	13,368
2036	25,800	25,695	23,799
2037	36,165	36,156	32,763
2038	24,109	24,128	-
2039	38,591	38,589	-
	$182,488	$175,542	$97,765
Not expiring - UK	-	-	94,805
Not expiring - US (post 2017)	-	-	50,538
	$182,488	$175,542	$243,108

As a result of the discontinued operations, UK tax losses in an amount of $28,427 are no longer available to the Company.

As a result of the conversion of the parent's debt into Liminal shares on April 23, 2019, more than 50% of the issued shares of Liminal were owned by a single shareholder at December 31, 2019. US tax rules impose restrictions that will impact how $246,708 of losses are available to shelter income in future taxation years. As a result of the US restrictions, approximately $114,283 of losses will no longer be available to the Company and are not presented in the available tax loss table presented above. The utilization of the remainder of the Company’s available U.S. tax losses included under foreign tax loss carryforwards above are subject to restrictions, and management is evaluating strategies to be able to benefit from them. The Company has $15,820 of U.S. tax loss carryforwards which arose after April 23, 2019 not subject to these limitations. A deferred tax asset has not been recognized for any loss carryforwards at December 31, 2019.